MATERIAL ACCOUNTING POLICIES - Significant increase in risk (Details)	Dec. 31, 2023 item
Ba1/BB+
MATERIAL ACCOUNTING POLICIES
Number of notches, increase in risk	3
Ba2/BB
MATERIAL ACCOUNTING POLICIES
Number of notches, increase in risk	3
Ba3/BB-
MATERIAL ACCOUNTING POLICIES
Number of notches, increase in risk	3
B1/B+
MATERIAL ACCOUNTING POLICIES
Number of notches, increase in risk	2
B2/B
MATERIAL ACCOUNTING POLICIES
Number of notches, increase in risk	2
B3/B-
MATERIAL ACCOUNTING POLICIES
Number of notches, increase in risk	1
Caa/CCC
MATERIAL ACCOUNTING POLICIES
Number of notches, increase in risk	1